Summary of Derivative Instruments (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Derivative [Line Items]
Notional amounts	$ 1,284,243
Interest rate swaps, collars and caps | Amortizing
Derivative [Line Items]
Notional amounts	1,067,530
Interest Rate Collar Contract | Amortizing
Derivative [Line Items]
Notional amounts	78,713
Interest rate cap | Non-Amortizing
Derivative [Line Items]
Notional amounts	$ 138,000